LOANS AND ADVANCES TO CUSTOMERS	12 Months Ended
Dec. 31, 2023
Loans And Advances To Customers
LOANS AND ADVANCES TO CUSTOMERS

11)	LOANS AND ADVANCES TO CUSTOMERS

a)	Loans and advances to customers by type of product

	R$ thousands
	On December 31, 2023	On December 31, 2022
Companies	269,421,350	299,255,027
- Financing and On-lending	104,729,799	111,607,610
- Financing and export	28,957,241	37,587,540
- Housing loans	24,534,805	20,625,289
- Onlending BNDES/Finame	17,515,937	16,379,953
- Vehicle loans	22,316,453	23,242,661
- Import	7,183,123	10,391,807
- Leases	4,222,240	3,380,360
- Borrowings	151,245,208	172,913,176
- Working capital	82,843,536	98,963,672
- Rural loans	12,807,395	7,619,561
- Other	55,594,277	66,329,943
- Limit operations (1)	13,446,343	14,734,241
- Credit card	8,003,405	7,576,681
- Overdraft for corporates/Individuals	5,442,938	7,157,560

Individuals	360,265,349	357,611,537
- Financing and On-lending	127,765,221	125,994,550
- Housing loans	89,315,143	84,617,176
- Vehicle loans	31,408,501	34,012,500
- Onlending BNDES/Finame	6,866,782	7,213,697
- Other	174,795	151,177
- Borrowings	155,605,725	156,052,453
- Payroll-deductible loans	90,960,703	89,761,029
- Personal credit	31,309,283	35,097,910
- Rural loans	12,534,155	12,367,701
- Other	20,801,584	18,825,813
- Limit operations (1)	76,894,403	75,564,534
- Credit card	71,926,643	69,954,999
- Overdraft for corporates/Individuals	4,967,760	5,609,535
Total portfolio	629,686,699	656,866,564
Expected credit loss	(50,184,880)	(54,447,957)
Total of net loans and advances to customers	579,501,819	602,418,607
(1)	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose credit limits are automatically recomposed as the amounts used are paid.

b)	Finance Lease Receivables

Loans and advances to customers include the following finance lease receivables.

	R$ thousands
	On December 31, 2023	On December 31, 2022
Gross investments in finance lease receivables:
Up to one year	1,681,751	1,315,976
From one to five years	2,581,232	2,139,214
Over five years	131,390	118,980
Impairment loss on finance lease receivables	(46,144)	(45,795)
Net investment	4,348,229	3,528,375

Net investments in finance lease:
Up to one year	1,663,550	1,297,897
From one to five years	2,556,255	2,112,948
Over five years	128,424	117,530
Total	4,348,229	3,528,375

c)	Reconciliation of the gross book value of loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023

Companies	260,930,040	(5,333,409)	(4,167,306)	749,396	109,582	131,857,147	(154,010,870)	-	230,134,580
- Financing	104,459,244	(1,132,348)	(766,512)	342,701	67,194	43,607,196	(48,670,242)	-	97,907,233
- Borrowings	144,212,730	(3,897,390)	(2,792,331)	350,183	34,829	85,211,319	(101,565,736)	-	121,553,604
- Revolving	12,258,066	(303,671)	(608,463)	56,512	7,559	3,038,632	(3,774,892)	-	10,673,743
Individuals	292,656,355	(7,561,864)	(8,574,345)	5,949,354	386,465	119,766,529	(103,935,958)	-	298,686,536
- Financing	109,442,423	(3,498,316)	(1,248,446)	4,137,534	85,016	34,322,184	(28,870,200)	-	114,370,195
- Borrowings	125,648,075	(2,192,413)	(3,007,019)	706,935	161,653	73,753,493	(68,596,068)	-	126,474,656
- Revolving	57,565,857	(1,871,135)	(4,318,880)	1,104,885	139,796	11,690,852	(6,469,690)	-	57,841,685
Total	553,586,395	(12,895,273)	(12,741,651)	6,698,750	496,047	251,623,676	(257,946,828)	-	528,821,116

Stage 2	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023

Companies	10,397,088	(749,396)	(1,102,017)	5,333,409	962,071	7,557,774	(9,860,612)	-	12,538,317
- Financing	2,098,408	(342,701)	(222,956)	1,132,348	62,565	423,256	(1,241,149)	-	1,909,771
- Borrowings	7,289,645	(350,183)	(748,787)	3,897,390	883,841	6,955,238	(8,078,584)	-	9,848,560
- Revolving	1,009,035	(56,512)	(130,274)	303,671	15,665	179,280	(540,879)	-	779,986
Individuals	31,531,058	(5,949,354)	(3,794,467)	7,561,864	1,886,115	6,558,472	(15,081,902)	-	22,711,786
- Financing	13,494,747	(4,137,534)	(1,232,609)	3,498,316	63,828	1,685,832	(4,029,948)	-	9,342,632
- Borrowings	10,764,215	(706,935)	(970,446)	2,192,413	1,622,512	4,015,065	(8,197,281)	-	8,719,543
- Revolving	7,272,096	(1,104,885)	(1,591,412)	1,871,135	199,775	857,575	(2,854,673)	-	4,649,611
Total	41,928,146	(6,698,750)	(4,896,484)	12,895,273	2,848,186	14,116,246	(24,942,514)	-	35,250,103

Stage 3	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023

Companies	27,927,899	(109,582)	(962,071)	4,167,306	1,102,017	12,323,245	(3,073,606)	(14,626,755)	26,748,453
- Financing	5,049,959	(67,194)	(62,565)	766,512	222,956	273,583	(191,826)	(1,078,629)	4,912,796
- Borrowings	21,410,798	(34,829)	(883,841)	2,792,331	748,787	11,560,708	(3,734,746)	(12,016,166)	19,843,042
- Revolving	1,467,142	(7,559)	(15,665)	608,463	130,274	488,954	852,966	(1,531,960)	1,992,615
Individuals	33,424,124	(386,465)	(1,886,115)	8,574,345	3,794,467	17,423,562	3,697,925	(25,774,816)	38,867,027
- Financing	3,057,379	(85,016)	(63,828)	1,248,446	1,232,609	834,792	(667,090)	(1,504,900)	4,052,392
- Borrowings	19,640,162	(161,653)	(1,622,512)	3,007,019	970,446	14,310,670	(1,367,098)	(14,365,527)	20,411,507
- Revolving	10,726,583	(139,796)	(199,775)	4,318,880	1,591,412	2,278,100	5,732,113	(9,904,389)	14,403,128
Total	61,352,023	(496,047)	(2,848,186)	12,741,651	4,896,484	29,746,807	624,319	(40,401,571)	65,615,480

Consolidated - All stages	R$ thousands
	Balance on December 31, 2022	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2023

Companies	299,255,027	151,738,166	(166,945,088)	(14,626,755)	269,421,350
- Financing	111,607,611	44,304,035	(50,103,217)	(1,078,629)	104,729,800
- Borrowings	172,913,173	103,727,265	(113,379,066)	(12,016,166)	151,245,206
- Revolving	14,734,243	3,706,866	(3,462,805)	(1,531,960)	13,446,344
Individuals	357,611,537	143,748,563	(115,319,935)	(25,774,816)	360,265,349
- Financing	125,994,549	36,842,808	(33,567,238)	(1,504,900)	127,765,219
- Borrowings	156,052,452	92,079,228	(78,160,447)	(14,365,527)	155,605,706
- Revolving	75,564,536	14,826,527	(3,592,250)	(9,904,389)	76,894,424
Total	656,866,564	295,486,729	(282,265,023)	(40,401,571)	629,686,699

Stage 1	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022

Companies	255,289,107	(2,794,820)	(3,015,338)	5,246,877	831,328	(25,300,196)	158,295,633	(127,622,551)	-	260,930,040
- Financing	100,155,914	(883,862)	(575,993)	3,359,279	747,825	(4,253,515)	54,231,476	(48,321,880)	-	104,459,244
- Borrowings	145,443,287	(1,643,288)	(2,142,527)	1,516,557	73,145	(21,046,681)	99,485,262	(77,473,025)	-	144,212,730
- Revolving	9,689,906	(267,670)	(296,818)	371,041	10,358	-	4,578,895	(1,827,646)	-	12,258,066
Individuals	272,635,668	(11,588,082)	(7,123,858)	5,570,962	653,188	(29,994,346)	119,570,888	(57,068,065)	-	292,656,355
- Financing	107,558,782	(6,250,501)	(1,035,122)	3,202,704	84,557	(13,977,848)	36,106,621	(16,246,770)	-	109,442,423
- Borrowings	118,573,323	(2,598,680)	(3,337,413)	692,370	409,402	(16,016,498)	66,488,649	(38,563,078)	-	125,648,075
- Revolving	46,503,563	(2,738,901)	(2,751,323)	1,675,888	159,229	-	16,975,618	(2,258,217)	-	57,565,857
Total	527,924,775	(14,382,902)	(10,139,196)	10,817,839	1,484,516	(55,294,542)	277,866,521	(184,690,616)	-	553,586,395

Stage 2	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022

Companies	14,119,637	(5,246,877)	(1,046,304)	2,794,820	936,352	(4,074,052)	5,881,869	(2,968,357)	-	10,397,088
- Financing	5,461,897	(3,359,279)	(234,955)	883,862	305,804	(2,964,276)	631,448	1,373,907	-	2,098,408
- Borrowings	7,082,040	(1,516,557)	(648,878)	1,643,288	600,089	(1,109,776)	4,881,568	(3,642,129)	-	7,289,645
- Revolving	1,575,700	(371,041)	(162,471)	267,670	30,459	-	368,853	(700,135)	-	1,009,035
Individuals	23,075,748	(5,570,962)	(2,452,124)	11,588,082	1,796,149	2,629,090	12,673,444	(12,208,369)	-	31,531,058
- Financing	10,479,754	(3,202,704)	(690,111)	6,250,501	64,442	1,425,641	3,673,945	(4,506,721)	-	13,494,747
- Borrowings	6,731,162	(692,370)	(779,343)	2,598,680	1,395,880	1,203,449	6,653,637	(6,346,880)	-	10,764,215
- Revolving	5,864,832	(1,675,888)	(982,670)	2,738,901	335,827	-	2,345,862	(1,354,768)	-	7,272,096
Total	37,195,385	(10,817,839)	(3,498,428)	14,382,902	2,732,501	(1,444,962)	18,555,313	(15,176,726)	-	41,928,146

Stage 3	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Accumulated Amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022

Companies	24,082,667	(831,328)	(936,352)	3,015,338	1,046,304	1,025,380	15,392,717	(8,616,409)	(6,250,418)	27,927,899
- Financing	6,287,894	(747,825)	(305,804)	575,993	234,955	(541,932)	348,266	(193,223)	(608,365)	5,049,959
- Borrowings	17,080,832	(73,145)	(600,089)	2,142,527	648,878	1,567,312	14,523,782	(8,789,521)	(5,089,778)	21,410,798
- Revolving	713,941	(10,358)	(30,459)	296,818	162,471	-	520,669	366,335	(552,275)	1,467,142
Individuals	24,630,780	(653,188)	(1,796,149)	7,123,858	2,452,124	3,461,208	16,338,531	(5,629,284)	(12,503,756)	33,424,124
- Financing	1,691,549	(84,557)	(64,442)	1,035,122	690,111	1,473,380	859,894	(1,762,506)	(781,172)	3,057,379
- Borrowings	16,939,514	(409,402)	(1,395,880)	3,337,413	779,343	1,987,828	12,437,894	(5,942,417)	(8,094,131)	19,640,162
- Revolving	5,999,717	(159,229)	(335,827)	2,751,323	982,670	-	3,040,743	2,075,639	(3,628,453)	10,726,583
Total	48,713,447	(1,484,516)	(2,732,501)	10,139,196	3,498,428	4,486,588	31,731,248	(14,245,693)	(18,754,174)	61,352,023

Consolidated - All stages	R$ thousands
	Balance on December 31, 2021	Accumulated Amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022

Companies	293,491,411	(28,348,868)	179,570,219	(139,207,317)	(6,250,418)	299,255,027
- Financing	111,905,705	(7,759,723)	55,211,190	(47,141,196)	(608,365)	111,607,611
- Borrowings	169,606,159	(20,589,145)	118,890,612	(89,904,675)	(5,089,778)	172,913,173
- Revolving	11,979,547	-	5,468,417	(2,161,446)	(552,275)	14,734,243
Individuals	320,342,196	(23,904,048)	148,582,863	(74,905,718)	(12,503,756)	357,611,537
- Financing	119,730,085	(11,078,827)	40,640,460	(22,515,997)	(781,172)	125,994,549
- Borrowings	142,243,999	(12,825,221)	85,580,180	(50,852,375)	(8,094,131)	156,052,452
- Revolving	58,368,112	-	22,362,223	(1,537,346)	(3,628,453)	75,564,536
Total	613,833,607	(52,252,916)	328,153,082	(214,113,035)	(18,754,174)	656,866,564
(1)	Changes to the value of contracts that remained in the same stage throughout the year.

d)	Reconciliation of expected losses from loans and advances to customers

(Consider expected losses on loans, commitments to be released and financial guarantees provided)

Stage 1	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023

Companies	4,709,225	(140,446)	(215,827)	105,285	61,311	1,978,070	(2,786,888)	-	3,710,730
- Financing	1,560,991	(29,160)	(20,572)	53,638	38,247	338,386	(671,673)	-	1,269,857
- Borrowings	2,461,407	(92,415)	(161,772)	45,821	16,493	1,517,681	(1,868,166)	-	1,919,049
- Revolving	686,827	(18,871)	(33,483)	5,826	6,571	122,003	(247,049)	-	521,824
Individuals	8,596,907	(334,433)	(495,432)	489,139	194,495	2,419,082	(4,624,193)	-	6,245,565
- Financing	691,697	(50,169)	(32,545)	226,125	19,825	190,516	(608,176)	-	437,273
- Borrowings	3,332,473	(136,858)	(159,899)	154,331	84,418	1,588,052	(2,405,044)	-	2,457,473
- Revolving	4,572,737	(147,406)	(302,988)	108,683	90,252	640,514	(1,610,973)	-	3,350,819
Total	13,306,132	(474,879)	(711,259)	594,424	255,806	4,397,152	(7,411,081)	-	9,956,295

Stage 2	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023

Companies	2,486,457	(105,285)	(208,600)	140,446	442,005	1,460,921	(1,808,495)	-	2,407,449
- Financing	327,687	(53,638)	(47,648)	29,160	35,120	88,747	(101,646)	-	277,782
- Borrowings	1,903,891	(45,821)	(143,760)	92,415	400,254	1,334,555	(1,573,284)	-	1,968,250
- Revolving	254,879	(5,826)	(17,192)	18,871	6,631	37,619	(133,565)	-	161,417
Individuals	6,185,062	(489,139)	(662,868)	334,433	713,543	1,247,324	(4,255,334)	-	3,073,021
- Financing	925,342	(226,125)	(127,538)	50,169	15,317	98,263	(267,425)	-	468,003
- Borrowings	3,704,642	(154,331)	(311,408)	136,858	608,173	981,605	(3,104,782)	-	1,860,757
- Revolving	1,555,078	(108,683)	(223,922)	147,406	90,053	167,456	(883,127)	-	744,261
Total	8,671,519	(594,424)	(871,468)	474,879	1,155,548	2,708,245	(6,063,829)	-	5,480,470

Stage 3	R$ thousands
	Balance on December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023

Companies	18,698,277	(61,311)	(442,005)	215,827	208,600	6,357,801	6,695,484	(14,626,755)	17,045,918
- Financing	2,345,361	(38,247)	(35,120)	20,572	47,648	140,230	1,003,847	(1,078,629)	2,405,662
- Borrowings	15,386,054	(16,493)	(400,254)	161,772	143,760	5,943,829	4,145,539	(12,016,166)	13,348,041
- Revolving	966,862	(6,571)	(6,631)	33,483	17,192	273,742	1,546,098	(1,531,960)	1,292,215
Individuals	18,538,069	(194,495)	(713,543)	495,432	662,868	8,276,003	19,889,609	(25,774,816)	21,179,127
- Financing	1,123,181	(19,825)	(15,317)	32,545	127,538	320,483	1,317,083	(1,504,900)	1,380,788
- Borrowings	11,130,490	(84,418)	(608,173)	159,899	311,408	6,632,759	7,751,971	(14,365,527)	10,928,409
- Revolving	6,284,398	(90,252)	(90,053)	302,988	223,922	1,322,761	10,820,555	(9,904,389)	8,869,930
Total	37,236,346	(255,806)	(1,155,548)	711,259	871,468	14,633,804	26,585,093	(40,401,571)	38,225,045

Consolidated - All stages	R$ thousands
	Balance on December 31, 2022	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2023

Companies	25,893,959	9,796,792	2,100,101	(14,626,755)	23,164,097
- Financing	4,234,039	567,363	230,528	(1,078,629)	3,953,301
- Borrowings	19,751,352	8,796,065	704,089	(12,016,166)	17,235,340
- Revolving	1,908,568	433,364	1,165,484	(1,531,960)	1,975,456
Individuals	33,320,038	11,942,409	11,010,082	(25,774,816)	30,497,713
- Financing	2,740,220	609,262	441,482	(1,504,900)	2,286,064
- Borrowings	18,167,605	9,202,416	2,242,145	(14,365,527)	15,246,639
- Revolving	12,412,213	2,130,731	8,326,455	(9,904,389)	12,965,010
Total	59,213,997	21,739,201	13,110,183	(40,401,571)	53,661,810

(1)	Relates to early settlements, maturities and modifications.

Stage 1	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion) (2)	(Write off)	Balance on December 31, 2022

Companies	4,556,820	(101,453)	(110,121)	237,462	315,659	(625,656)	2,814,415	(2,377,901)	-	4,709,225
- Financing	1,522,532	(20,144)	(12,901)	90,454	250,104	(89,461)	503,553	(683,146)	-	1,560,991
- Borrowings	2,488,160	(65,042)	(80,686)	118,906	51,870	(536,195)	2,085,751	(1,601,357)	-	2,461,407
- Revolving	546,128	(16,267)	(16,534)	28,102	13,685	-	225,111	(93,398)	-	686,827
Individuals	8,406,156	(525,542)	(453,601)	667,325	397,722	(1,069,906)	3,737,994	(2,563,241)	-	8,596,907
- Financing	937,824	(113,600)	(42,639)	289,773	50,226	(415,422)	388,709	(403,174)	-	691,697
- Borrowings	3,369,295	(193,374)	(194,765)	177,915	241,304	(654,484)	2,126,199	(1,539,617)	-	3,332,473
- Revolving	4,099,037	(218,568)	(216,197)	199,637	106,192	-	1,223,086	(620,450)	-	4,572,737
Total	12,962,976	(626,995)	(563,722)	904,787	713,381	(1,695,562)	6,552,409	(4,941,142)	-	13,306,132

Stage 2	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion) (2)	(Write off)	Balance on December 31, 2022

Companies	1,469,716	(237,462)	(143,437)	101,453	464,742	77,264	1,692,435	(938,254)	-	2,486,457
- Financing	307,316	(90,454)	(40,245)	20,144	149,822	20,059	111,823	(150,778)	-	327,687
- Borrowings	973,523	(118,906)	(84,866)	65,042	297,079	57,205	1,472,024	(757,210)	-	1,903,891
- Revolving	188,877	(28,102)	(18,326)	16,267	17,841	-	108,588	(30,266)	-	254,879
Individuals	4,971,646	(667,325)	(688,908)	525,542	767,188	(212,575)	3,543,740	(2,054,246)	-	6,185,062
- Financing	1,352,248	(289,773)	(151,910)	113,600	42,244	(433,930)	308,662	(15,799)	-	925,342
- Borrowings	2,369,866	(177,915)	(337,058)	193,374	568,679	221,355	2,641,737	(1,775,396)	-	3,704,642
- Revolving	1,249,532	(199,637)	(199,940)	218,568	156,265	-	593,341	(263,051)	-	1,555,078
Total	6,441,362	(904,787)	(832,345)	626,995	1,231,930	(135,311)	5,236,175	(2,992,500)	-	8,671,519

Stage 3	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement (1)	Originated	Constitution/ (Reversion) (2)	(Write off)	Balance on December 31, 2022

Companies	13,066,238	(315,659)	(464,742)	110,121	143,437	1,317,812	10,148,808	942,680	(6,250,418)	18,698,277
- Financing	3,304,316	(250,104)	(149,822)	12,901	40,245	(517,968)	247,238	266,920	(608,365)	2,345,361
- Borrowings	9,280,084	(51,870)	(297,079)	80,686	84,866	1,835,780	9,610,383	178,207	(5,335,003)	15,386,054
- Revolving	481,838	(13,685)	(17,841)	16,534	18,326	-	291,187	497,553	(307,050)	966,862
Individuals	13,711,766	(397,722)	(767,188)	453,601	688,908	3,083,696	8,161,475	6,107,289	(12,503,756)	18,538,069
- Financing	1,015,270	(50,226)	(42,244)	42,639	151,910	297,034	374,456	115,514	(781,172)	1,123,181
- Borrowings	8,891,678	(241,304)	(568,679)	194,765	337,058	2,786,662	6,020,157	1,804,284	(8,094,131)	11,130,490
- Revolving	3,804,818	(106,192)	(156,265)	216,197	199,940	-	1,766,862	4,187,491	(3,628,453)	6,284,398
Total	26,778,004	(713,381)	(1,231,930)	563,722	832,345	4,401,508	18,310,283	7,049,969	(18,754,174)	37,236,346

Consolidated - All stages	R$ thousands
	Balance on December 31, 2021	Remeasurement (1)	Originated	Constitution/ (Reversion) (2)	(Write off)	Balance on December 31, 2022

Companies	19,092,774	769,420	14,655,658	(2,373,475)	(6,250,418)	25,893,959
- Financing	5,134,164	(587,370)	862,614	(567,004)	(608,365)	4,234,039
- Borrowings	12,741,767	1,356,790	13,168,158	(2,180,360)	(5,335,003)	19,751,352
- Revolving	1,216,843	-	624,886	373,889	(307,050)	1,908,568
Individuals	27,089,568	1,801,215	15,443,209	1,489,802	(12,503,756)	33,320,038
- Financing	3,305,342	(552,318)	1,071,827	(303,459)	(781,172)	2,740,220
- Borrowings	14,630,839	2,353,533	10,788,093	(1,510,729)	(8,094,131)	18,167,605
- Revolving	9,153,387	-	3,583,289	3,303,990	(3,628,453)	12,412,213
Total	46,182,342	2,570,635	30,098,867	(883,673)	(18,754,174)	59,213,997
(1)	Effect of changes in the value of contracts that remained in the same stage throughout the year; and
(2)	Relates to early settlements, maturities and modifications.

e)	Sensitivity analysis

The measurement of expected credit losses incorporates prospective information based on projections of economic scenarios, which are developed by a team of specialists and approved in accordance with the Organization's risk governance. Each economic scenario has the evolution over time of a list of macroeconomic variables, among which are: inflation indices (IPCA), economic activity indices (GDP, unemployment, etc.), Brazilian interest rates and currencies, reflecting the expectations and assumptions of each scenario. Projections are reviewed at least annually, being more timely in cases of material events that may materially alter future prospects.

The estimate of the expected credit loss is made by combining multiple scenarios, which are weighted according to the probability assigned to each scenario, with the base scenario being the most likely. In order to determine possible oscillations in the expected loss resulting from economic projections, simulations were carried out by changing the weighting of the scenarios used in the calculation of the expected loss. The table below shows the probabilities attributed to each scenario and the impacts:

	On December 31, 2023 - R$ thousands
	Weighting			Constitution/ (Reversion)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**

Simulation 1	100%	-	-	58,510
Simulation 2	-	100%	-	(660,040)
Simulation 3	-	-	100%	1,270,265
*	Scenario in which the economy grows more than expected.
**	Scenario in which the economy grows less than expected.

f)	Expected loss on loans and advances

	R$ thousands
	Year ended December 31
	2023	2022	2021
Amount recorded	34,849,384	32,216,964	15,348,603
Amount recovered	(4,672,395)	(5,870,896)	(5,990,369)
Expected loss on loans and advances	30,176,989	26,346,068	9,358,234

g)	Loans and advances to customers renegotiated

The total balance of “Loans and advances to customers renegotiated” includes renegotiated loans and advances to customers. Such loans contemplate extension of loan payment terms, grace periods, reductions in interest rates, and/or, in some cases, the forgiveness (write-off) of part of the loan principal amount.

Renegotiations may occur after debts are past due or when the Company has information about a significant deterioration in the client’s creditworthiness. The purpose of such renegotiations is to adapt the loan to reflect the client’s actual payment capacity.

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousands
	On December 31, 2023	On December 31, 2022
Opening balance	34,353,489	28,619,018
Amount renegotiated	47,464,851	33,667,170
Amount received/Others (1)	(31,525,629)	(21,836,142)
Write-offs	(11,180,976)	(6,096,557)
Closing balance	39,111,735	34,353,489
Expected loss on loans and advances	(16,110,380)	(13,876,069)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	23,001,355	20,477,420

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	41.2%	40.4%
Total renegotiated loans and advances as a percentage of the total loan portfolio	6.2%	5.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	6.7%	5.6%

(1) Includes the settlement of renegotiated contracts through new operations.

At the time a loan is modified, Management considers the new loan’s conditions and renegotiated maturity, and it is no longer considered past due. From the date of modification, renegotiated interest begins to accrue, using the effective interest rate method, taking into consideration the client’s capacity to pay the loan based on the analysis made by Management. If the customer fails to maintain the new negotiated terms, management considers ceasing accrual from that point.

Additionally, any balances related to renegotiated loans and advances to customers that have already been written off and recorded in memorandum accounts, as well as any gains from renegotiations, are recognized only when received.